Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Components of Other within Other Liablities
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2022	2021
Accounts payable, accrued expenses and other items	11,647	9,444
Accrued interest payable	2,319	960
Allowance for credit losses on off-balance sheet items	381	394
Cash collateral	5,042	6,733
Insurance-related liabilities	11,201	12,845
Lease liabilities	2,835	2,743
Liabilities of subsidiaries	7,494	–
Other employee future benefits liability (Note 21)	832	1,094
Payable to brokers, dealers and clients	2,966	3,413
Pension liability (Note 21)	88	138
Total	44,805	37,764

Summary of Fair Value Changes in Investment Securities
The following table presents the fair value and changes in fair value in our investment contract liabilities:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)
As at October 31, 2022	770	1,459	(114)	94	22
As at October 31, 2021	1,046	1,526	(81)	(26)	(72)

Summary of Reconciliation of the Change in Insurance Related Liabilities
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2022	2021
Insurance-related liabilities, beginning of year	12,845	12,441
Increase (decrease) in life insurance policy benefit liabilities from:
New business	354	765
In-force policies	(1,938)	(306)
Changes in actuarial assumptions and methodology	201	(72)
Foreign currency	3	(2)
Net increase (decrease) in life insurance policy benefit liabilities	(1,380)	385
Change in other insurance-related liabilities	(264)	19
Insurance-related liabilities, end of year	11,201	12,845

Summary of Reinsurance Premiums Ceded
Reinsurance premiums ceded are recorded net against direct premium income and are included in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income for the years ended October 31, 2022 and 2021, as shown in the table below:

(Canadian $ in millions)	2022	2021
Direct premium income	1,623	2,050
Ceded premiums	(399)	(408)
	1,224	1,642